FINANCIAL RISK MANAGEMENT - Maturities of natural gas derivative contracts - AECO swaps (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]assets [line items]
Derivative assets (liabilities), at fair value	$ (1)
AECO swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]assets [line items]
Derivative assets (liabilities), at fair value	(70)	$ (21)
2018 [member] | AECO swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]assets [line items]
Derivative assets (liabilities), at fair value	(52)
2019 [member] | AECO swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]assets [line items]
Derivative assets (liabilities), at fair value	$ (18)